FINANCIAL RISK MANAGEMENT - FAIR VALUE ESTIMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	¥ 377,631,000			¥ 351,045,000
Changes in level 3 items
Opening balance	351,045,000
Acquisitions	26,586,000	$ 4,074		29,799,000	¥ 24,832,000
Dividend received and recognised in other losses - net	7,735,000			7,047,000	6,473,000
Closing balance	377,631,000			351,045,000
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	351,045,000			351,045,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0			0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0			0
Transfers into Level 3 of fair value hierarchy, assets	0			0
Transfers out of Level 3 of fair value hierarchy, assets	0			0
Changes in level 3 items
Opening balance	351,045,000
Closing balance	377,631,000			351,045,000
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	0			0
Changes in level 3 items
Opening balance	0
Closing balance	0			0
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	0			0
Changes in level 3 items
Opening balance	0
Closing balance	0			0
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	377,631,000			321,246,000	321,246,000
Changes in level 3 items
Opening balance	351,045,000			321,246,000
Acquisitions	26,586,000			29,799,000
Dividend received and recognised in other losses - net	7,735,000			7,047,000
Closing balance	¥ 377,631,000			¥ 351,045,000	¥ 321,246,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.